Income Taxes (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 93.5	$ 77.2
Unrecognized tax liabilities	84.9	$ 50.1
Canada [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	26.6
Mexico [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	25.5
United States [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	19.4
Turkey [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 1.7